Financial Instruments (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 03, 2025	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Oct. 20, 2026
FinancialInstrumentsLineItems [Line Items]
Shares issued			1,500		1,500	1,457		250
Derivatives floor value	$ 480.00
Gain (loss) on extinguishment of debt			$ 3,336,213		$ 3,336,213	$ 3,336,213
Stand ready guarantee liability		718,731		718,731		1,245,416
Two New Loans [Member]
FinancialInstrumentsLineItems [Line Items]
Fair value of loans		2,000.000		10,000.00
Fair Value, Nonrecurring [Member]
FinancialInstrumentsLineItems [Line Items]
Stand ready guarantee liability		10,000.00		10,000.00		2,135,000
Carrying amount		2,135,000		2,135,000		2,000,000
Fair Value, Nonrecurring [Member] | Maximum [Member]
FinancialInstrumentsLineItems [Line Items]
Stand ready guarantee liability		1,000.000		1,000.000
Forward Purchase Agreement [Member]
FinancialInstrumentsLineItems [Line Items]
Gain (loss) on extinguishment of debt						3,300,000
Common Stock [Member]
FinancialInstrumentsLineItems [Line Items]
Shares issued	3,127
Common Stock [Member] | Acquisition Agreement [Member]
FinancialInstrumentsLineItems [Line Items]
Shares issued	3,126
Stock Issued During Period, Value, Acquisitions	$ 300,000
Fair Value, Inputs, Level 3 [Member]
FinancialInstrumentsLineItems [Line Items]
Fair Value Hedge Liabilities	$ 1,500,000
Fair Value, Inputs, Level 3 [Member] | Fair Value, Nonrecurring [Member]
FinancialInstrumentsLineItems [Line Items]
Stand ready guarantee liability		$ 2,135,000		$ 2,135,000		$ 2,135,000